BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2024
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES.
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES

1 BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES

Haleon plc (the Company) and its subsidiary undertakings (collectively, the Group) is a global leader in consumer health, with brands trusted by millions of consumers globally. Haleon’s product portfolio spans five major categories – Oral Health, Vitamins, Minerals and Supplements (VMS), Pain Relief, Respiratory Health, Digestive Health and Other.

The condensed consolidated interim financial statements (interim financial statements) of the Group for the six months ended 30 June 2024 have been prepared in accordance with the IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (IASB) and the International Financial Reporting Standards as adopted by the United Kingdom (UK IFRS). The condensed consolidated interim financial statements do not include all of the information required for a complete set of IFRS financial statements. However, selected notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the publication of the Group’s consolidated financial statements and related notes as at and for the year ended 31 December 2023.

All accounting policies for recognition, measurement, consolidation, and presentation are as outlined in the published Group’s consolidated financial statements and these accounting policies are applied consistently in preparation of the condensed consolidated interim financial statements except for the application of hyperinflation accounting for Argentina and Turkey. The condensed consolidated interim financial statements have been prepared on the historical cost basis, except for the revaluation of certain financial instruments, and are presented in Pounds Sterling, the presentation currency of the Group.

These interim financial statements have been approved and authorised for issue by the Group’s Chief Financial Officer on 1 August 2024.

Exchange rates

The Group operates in many countries and earns revenues and incurs costs in many currencies. The results of the Group, as reported in Sterling, are affected by movements in exchange rates between Sterling and other currencies. Average exchange rates prevailing during the period, as modified by specific transaction rates for large transactions, are used to translate the results and cash flows of overseas subsidiaries into Sterling. Period-end rates are used to translate the net assets of those entities. The principal currencies and relevant exchange rates in the key markets where the Group operates are shown below.

	Average rates		Period-end rates
	Six months ended 30 June 2024	Six months ended 30 June 2023	As at 30 June 2024	As at 30 June 2023
US$/£	1.27	1.23	1.27	1.26
Euro/£	1.17	1.14	1.18	1.17
CNY/£	9.12	8.59	9.19	9.19

In addition, the Group is exposed to currency fluctuations across a broad-based global footprint of emerging markets which, when combined, represent a significant part of the Group’s revenue.

Accounting for Argentina and Turkey as hyperinflationary economies

The Argentinian and Turkish economies are designated as hyperinflationary for accounting purposes. The company has monitored the impact of inflation on its subsidiaries in these countries and does not believe that inflation had a material impact on the group over the past years. As a result, application of

IAS 29 ‘Financial Reporting in Hyperinflationary Economies’ has been applied to Haleon entities whose functional currency are the Argentinian Peso and Turkish Lira effective 1 January 2024.

The application of IAS 29 includes:

•	Adjusting historical cost non-monetary assets and liabilities for the change in purchasing power caused by inflation from the date of initial recognition to the balance sheet date.
●	Adjusting the income statement for inflation during the reporting period.
●	Translating the income statement at the period end foreign exchange rate instead of an average rate.
●	Adjusting the income statement to reflect the impact of inflation and exchange rate movement on holding monetary assets and liabilities in local currency.

The main effects of applying IAS 29 on the Group consolidated financial statements are:

●	Opening retained earnings increased by £9m reflecting the impact of adjusting the historical cost of non-monetary assets and liabilities for the effect of inflation from the date of their initial recognition to 1 January 2024;
●	Revenue and operating profit for the period decreased by £31m and £10m respectively;
●	A net monetary gain arising from hyperinflationary economies of £7m was recorded in the income statement reflecting the impact of adjusting the historical cost of non-monetary assets and liabilities for inflation from 1 January 2024 to 30 June 2024.

Going concern

The Directors have reviewed the Group’s cash flow forecasts, financial position and exposure to principal risks and have formed the view that the Group will generate sufficient cash to meet its ongoing requirements for at least 12 months from the date the condensed consolidated interim financial statements have been authorised. At 30 June 2024, the Group had cash and cash equivalents, net of bank overdrafts, of £492m and undrawn credit facilities of $1.3bn and £900m with initial maturity dates of September 2024 and September 2026, respectively. In addition, the Group has commercial paper programmes  (with maximum aggregate amounts of €2bn and $10bn) pursuant to which members of the Group may issue commercial paper from time to time. As a result, the Directors believe that it is appropriate to adopt the going concern basis of accounting in preparing the Group’s condensed consolidated interim financial statements.

Judgements and estimates

In preparing the condensed consolidated interim financial statements, management is required to make judgements about when or how items should be recognised in the condensed consolidated interim financial statements and estimates and assumptions that affect the amounts of assets and liabilities, income and expenses reported in the condensed consolidated interim financial statements. Actual amounts and results could differ from these estimates.

The critical areas of accounting estimates and judgements are the same as those disclosed in the published Group consolidated financial statements and related notes as at and for the year ended 31 December 2023.

Recent accounting developments

New standards or amendments to standards that have been issued by the IASB and are effective from 1 January 2024 were not material to the Group. All new accounting standards, amendments to accounting standards and interpretations that have been published by the IASB and are not effective for 30 June 2024 reporting periods, have not been early adopted by the Group. These standards, amendments or interpretations are not expected to have a material impact on the entity in the current or future reporting periods.